Options and Warrants (Details) - Schedule of changes in warrants outstanding - Warrant [Member] - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Schedule of Changes in Warrants Outstanding [Abstract]
Shares, Outstanding Beginning Balance	1,435,622	165,466
Exercise Price, Outstanding Beginning Balance	$ 6.91	$ 11.99
Remaining Life, Outstanding Beginning Balance	3 years 11 months 4 days	2 years 1 month 28 days
Intrinsic Value, Outstanding Beginning Balance
Shares, Granted	25,000	1,770,068
Exercise Price, Granted	$ 7.5	$ 6.19
Remaining Life, Granted	5 years	4 years 8 months 12 days
Intrinsic Value, Granted
Shares, Expired/Cancelled	(97,534)
Exercise Price, Expired/Cancelled	$ 5.36
Remaining Life, Expired/Cancelled
Intrinsic Value, Expired/Cancelled
Shares, Exercised	(55,417)	(499,912)
Exercise Price, Exercised	$ 5.36	$ 6.43
Remaining Life, Exercised
Intrinsic Value, Exercised
Shares, Outstanding Ending Balance	1,307,671	1,435,622
Exercise Price, Outstanding Ending Balance	$ 6.43	$ 6.91
Remaining Life, Outstanding Ending Balance	3 years 4 months 2 days	3 years 11 months 4 days
Intrinsic Value, Outstanding Ending Balance
Exercisable - January 31, 2023	1,307,671
Exercisable - January 31, 2023	$ 6.43
Exercisable - January 31, 2023	3 years 4 months 2 days
Exercisable - January 31, 2023